SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Eurozone Equity ETF (EURZ)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund’s Statement of Additional Information:
Xtrackers Eurozone Equity ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
March 3, 2021
SAISTKR21-04